Accrued Rents and Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Rent and Accounts Receivable, net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
ACCRUED RENT AND ACCOUNTS RECEIVABLE, NET

Accrued rent and accounts receivable, net consists of amounts accrued, billed and due from tenants, allowance for doubtful accounts and other receivables as follows (in thousands):

	September 30, 2011	December 31, 2010

Tenant receivables	$1,729	$1,700
Accrued rent and other recoveries	4,764	4,256
Allowance for doubtful accounts	(1,184)	(1,265)
Total	$5,309	$4,691

ACCRUED RENT AND ACCOUNTS RECEIVABLE, NET

Accrued rent and accounts receivable, net, consists of amounts accrued, billed and due from tenants, allowance for doubtful accounts and other receivables as follows (in thousands):

	December 31,
	2010	2009
Tenant receivables	$1,742	$1,770
Accrued rent	4,288	3,636
Allowance for doubtful accounts	(1,304)	(894)
Other receivables	—	2
Totals	$4,726	$4,514